Principal Life Insurance Company 711 High Street, Des Moines, IA 50392 515 247 5111 tel

March 2, 2023

Via EDGAR

Securities and Exchange Commission

Division of Investment Management

Office of Insurance Products

100 F Street, NE

Washington D.C. 20549

RE:	Principal Life Insurance Company
Principal® Strategic Outcomes Index-Linked Deferred Annuity
File No.: 333-267959
Second Pre-Effective Amendment to the Registration Statement on Form S-1

Dear Sir or Madam:

Enclosed is pre-effective amendment no. 2 to registration statement on Form S-1 for Principal® Strategic Outcomes Index-Linked Deferred Annuity. This filing is being made on behalf of Principal Life Insurance Company (the “Registrant”) to incorporate changes made by Registrant to address comments by the Staff of the Securities and Exchange Commission ("Commission"). The Staff's comments were communicated to Registrant by telephone on February 13-14, 2023.

Please direct all comments and questions regarding this filing to the undersigned. In advance, thank you for your assistance with this filing.

Sincerely,

/s/ Doug Hodgson

Doug Hodgson

Counsel, Registrant

711 High Street

Des Moines, IA 50392-0300

(515) 362-2384

Hodgson.Doug@principal.com